FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest Rate Risk (Details) - Interest rate risk Tsh in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 TZS (Tsh)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 ZAR (R)
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in financial assets basis points (in basis points)									1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in financial assets	$ 1
Financial assets | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 6			$ 1					$ 1
Financial assets | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate	$ 1	$ 1		$ 1	$ 1
Financial assets | ARS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate	$ 1	$ 121
Financial assets | BRL denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)									2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate									$ 1			R$ 2
Financial assets | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)									1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate									$ 1				R 1
Financial liabilities | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 1			$ 1
Financial liabilities | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)									1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate									$ 1	$ 1
Financial liabilities | TZS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate	$ 1		Tsh 2,730	$ 1		Tsh 2,704			$ 1		Tsh 1,680
Financial liabilities | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)				1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate				$ 1				R 15	$ 1				R 14